Segments Disclosures - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Number of segments	6
Customer 1
Disclosure of major customers [line items]
Percentage of entity's revenue	24.00%	46.00%